Cover	Jun. 30, 2026
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-42525
Entity Registrant Name	House of Doge Inc.
Entity Central Index Key	0001903595
Entity Tax Identification Number	87-4032622
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	261 NE 61st Street
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33137
City Area Code	(214)
Local Phone Number	216-8608
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	HODO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Brag House Holdings, Inc.
Entity Address, Address Line Two	45 Park Street
Entity Address, City or Town	Montclair
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07042